Offerings - Offering: 1	Jun. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	174,595,830
Maximum Aggregate Offering Price	$ 64,600,457.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,921.32
Offering Note	Rule 457(f) Fee Calculation Details

Represents the estimated maximum number of shares of Common Stock, par value $0.0001 per share, of XCF Global, Inc. (the "Registrant") to be issued upon the completion of the mergers and other transactions contemplated by the Business Combination Agreement, dated as of April 13, 2026, by and among the Registrant, DevvStream Corp. (“DevvStream”), Southern Energy Renewables Inc. (“Southern Energy”), DevvStream Merger Sub Inc., and Southern Merger Sub Inc. (as may be amended, the “Business Combination Agreement”) and is based upon the aggregate number of shares of the Registrant equal to 50% of the aggregate number of shares of the Registrant issued and outstanding immediately prior to the effective time (the “Effective Time”) of the mergers contemplated by the Business Combination Agreement, which is comprised of (i) 35% the aggregate number of shares of the Registrant issued and outstanding immediately prior to the Effective Time issuable to Southern Energy and (ii) 15% the aggregate number of shares of the Registrant issued and outstanding immediately prior to the Effective Time issuable to DevvStream.

Estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated pursuant to Rules 457(c) and 457(f)(1) under the Securities Act. Such amount equals the product of (i) $0.37, the average of the high and the low prices per share of the Registrant, as reported on The Nasdaq Capital Market on June 9, 2026, which is within five business days prior to the filing of this Registration Statement on Form S-4 and (ii) 174,595,829.62 shares of common stock as calculated pursuant to footnote 1.